Operating lease assets (excluding land use rights) and lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities
Amortization	$ 434,000	$ 551,000	$ 56,000
Charge recognized in relation to short-term lease	1,504,000	$ 1,645,000	$ 2,457,000
Future minimum payments under non-cancellable short-term operating leases	$ 80,000
Discount rate related to operating lease (as a percent)	3.70%	5.10%	5.40%
Weighted average remaining lease term (in years)	1 year 6 months	2 years	3 years
Cash payments in respect of operating lease	$ 1,407,000	$ 2,386,000	$ 2,792,000
Rental income	$ 2,511,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net revenues
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract (in years)	3 years